Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 444,602	$ 443,367
Regulatory liabilities, natural gas derivative contracts	$ 617,787	577,965
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		13	$ 0
Regulatory liabilities, natural gas derivative contracts		151	287
Options
Derivative [Line Items]
Regulatory liabilities, natural gas derivative contracts		0	138
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		80	6,319
Regulatory liabilities, natural gas derivative contracts		$ 374	$ 0